FAIR VALUE MEASUREMENTS - Summary of Level 3 Instruments Measured at Fair Value on Recurring Basis (Details) - Recurring [Member] - Level 3 [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Available-for-Sale Investments [Member]
Reconciliations of Assets and Liabilities [Abstract]
Beginning balance	$ 21,357	$ 128,418	$ 70,374
Additions	35,298	20,429	72,000
Conversion into ordinary shares of investee	(21,340)	(72,000)
Net investment gain (loss) included in earnings		(51,000)	(1,087)
Net unrealized loss included in other comprehensive income	(958)	(4,490)	(12,869)
Translation gain included in other comprehensive income	19
Ending balance	34,376	21,357	128,418
Investments Carried at Fair Value [Member]
Reconciliations of Assets and Liabilities [Abstract]
Beginning balance	0
Additions	151,227
Net investment gain (loss) included in earnings	27,071
Ending balance	178,298	0
Other Assets [Member]
Reconciliations of Assets and Liabilities [Abstract]
Beginning balance	19,024	0
Acquisition of subsidiaries		8,860
Additions	186	13,340
Disposals	(3,513)	(363)
Write-down included in earnings	(3,627)	(3,713)
Foreign exchange loss included in earnings	(359)	900
Ending balance	$ 11,711	$ 19,024	$ 0